Financial liabilities - Prosynergia earn-out liability (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2022	Apr. 01, 2022	Dec. 31, 2023	Nov. 02, 2023	Aug. 24, 2023	Aug. 20, 2023	Dec. 31, 2021
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Total financial liabilities	€ 49,797		€ 77,045				€ 61,585
Volatility
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Share price
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Amount of reasonably possible increase in unobservable input, liabilities	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1
Risk-free rate
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Prosynergia earn-out liability
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Total financial liabilities	€ 0
Prosynergia earn-out liability | Volatility
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	1	€ 12
Prosynergia earn-out liability | Share price
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	1	132
Prosynergia earn-out liability | Risk-free rate
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ 1	17
Prosynergia
Disclosure Of Detailed Information About Assets Acquisitions [Line Items]
Earn-out, market capitalization threshold		€ 300,000
Earn-out, percentage		1.00%
Earn-out, maximum amount		€ 4,000
Earn-out measured at fair value		€ 1,446